Share capital and share based payments - Disclosure of Number and Weighted Average Exercise Prices of Other Equity Instruments (Details)																							1 Months Ended	12 Months Ended
	Dec. 16, 2022 shares	Dec. 12, 2022 shares	Oct. 03, 2022 shares	Jul. 27, 2022 shares	Apr. 22, 2022 shares	Feb. 14, 2022 shares	Feb. 12, 2022 shares	Oct. 01, 2021 shares	Jul. 22, 2021 shares	Aug. 05, 2020 shares	Jul. 13, 2020 shares	Jul. 03, 2019 shares	Apr. 29, 2019 shares	Jan. 14, 2019 shares	Apr. 03, 2018 shares	Sep. 20, 2017 shares	Dec. 30, 2016 shares	Oct. 21, 2016 shares	Jul. 01, 2015 shares	Apr. 27, 2015 shares	Jul. 16, 2014 shares	Jul. 17, 2013 shares	Dec. 31, 2022 shares € / shares	Dec. 31, 2022 shares € / shares	Dec. 31, 2021 shares € / shares	Dec. 31, 2020 shares € / shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)						185,280
Warrant
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																								10,428,877	8,200,356	6,398,008
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																								1,711,671	1,112,601	418,263
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																								2,684,141	2,061,019	1,552,225
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																							6,033,065	6,033,065	5,026,736	4,427,520
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																							6,784,637	6,784,637	5,778,308	5,869,143
BSAAR 2011
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																								650,000	650,000	650,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																								25,000	25,000	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																								625,000	625,000	395,000
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																							0	0	0	255,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																							0	0	0	255,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																							€ 2.04	€ 2.04	€ 2.04	€ 2.04
BSAAR 2012
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																								146,050	146,050	146,050
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																								0	0	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																								86,700	85,950	85,950
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																							59,350	59,350	60,100	60,100
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																							59,350	59,350	60,100	60,100
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																							€ 2.04	€ 2.04	€ 2.04	€ 2.04
BSAAR 2015
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																			1,050,382					1,050,382	1,050,382	1,050,382
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																								2,720	2,720	2,720
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																								1,940	1,940	1,940
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																							1,045,722	1,045,722	1,045,722	1,045,722
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																							1,045,722	1,045,722	1,045,722	1,045,722
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																							€ 7.20	€ 7.20	€ 7.20	€ 7.20
AGAP Management 2016-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																		2,000						2,000	2,000	2,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																								550	550	550
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																								250	250	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																							1,200	1,200	1,200	1,450
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																							156,000	156,000	156,000	188,500
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																							€ 0	€ 0	€ 0	€ 0
AGAP Employees 2016-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																		2,486						2,486	2,486	2,486
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																								251	251	251
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																								167	167	50
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																							2,068	2,068	2,068	2,185
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																							268,840	268,840	268,840	284,050
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																							€ 0	€ 0	€ 0	€ 0
AGA Management 2016-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																		50,000						50,000	50,000	50,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																								0	0	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																								50,000	50,000	50,000
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																							0	0	0	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																							0	0	0	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																							€ 0	€ 0	€ 0	€ 0
AGAP Management 2016-2
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																		3,000						3,000	3,000	3,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																								0	0	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																								0	0	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																							3,000	3,000	3,000	3,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																							333,000	333,000	333,000	333,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																							€ 0	€ 0	€ 0	€ 0
AGA Management 2016-2
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																	250,000							250,000	250,000	250,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																								0	0	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																								250,000	250,000	250,000
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																							0	0	0	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																							0	0	0	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																							€ 0	€ 0	€ 0	€ 0
AGAP Employees 2017-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																								5,725	5,725	5,725
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																								5,725	5,725	833
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																								0	0	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																							0	0	0	4,892
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																							0	0	0	489,200
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																							€ 0	€ 0	€ 0	€ 0
AGAP Management 2017-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																								2,400	2,400	2,400
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																								2,400	2,400	800
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																								0	0	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																							0	0	0	1,600
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																							0	0	0	160,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																							€ 0	€ 0	€ 0	€ 0
AGA Employee 2017
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)															28,556									114,500	114,500	114,500
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																								4,000	4,000	4,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																								110,500	110,500	110,500
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																							0	0	0	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																							0	0	0	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																							€ 0	€ 0	€ 0	€ 0
AGA Employees 2018
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)														90,650										67,028	67,028	67,028
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																								469	469	469
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																								66,559	66,559	66,559
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																							0	0	0	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																							0	0	0	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																							€ 0	€ 0	€ 0	€ 0
AGAP Perf Employees 2018-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																								327,500	327,500	327,500
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																								224,375	224,375	85,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																								103,125	103,125	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																							0	0	0	242,500
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																							0	0	0	242,500
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																							€ 0	€ 0	€ 0	€ 0
AGAP Perf Management 2018-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																								260,000	260,000	260,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																								150,000	150,000	60,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																								110,000	110,000	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																							0	0	0	200,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																							0	0	0	200,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																							€ 0	€ 0	€ 0	€ 0
AGA Employees 2018
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																								90,650	90,650	90,650
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																								5,000	5,000	5,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																								85,650	85,650	85,650
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																							0	0	0	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																							0	0	0	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																							€ 0	€ 0	€ 0	€ 0
AGA New Members 2017-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)													25,000											25,000	25,000	25,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																								0	0	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)					25,000																			25,000	0	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																							0	0	25,000	25,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																							0	0	25,000	25,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																							€ 0	€ 0	€ 0	€ 0
AGA Bonus 2019-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)												57,376												57,376	57,376	57,376
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																								0	0	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																								57,376	57,376	57,376
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																							0	0	0	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																							0	0	0	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																							€ 0	€ 0	€ 0	€ 0
AGAP 2019 Employees 2019
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																								546,700	546,700	546,700
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																								375,150	189,900	86,100
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																								171,550	0	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																							0	0	356,800	460,600
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																							0	0	356,800	460,600
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																							€ 0	€ 0	€ 0	€ 0
AGAP 2019 Management 2019
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																								355,000	355,000	355,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																								207,500	30,000	30,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																								147,500	0	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																							0	0	325,000	325,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																							0	0	325,000	325,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																							€ 0	€ 0	€ 0	€ 0
AGA Bonus 2020-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)											79,861													79,861	79,861	79,861
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																								17,885	17,885	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																								61,976	48,362	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																							0	0	13,614	79,861
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																							0	0	13,614	79,861
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																							€ 0	€ 0	€ 0	€ 0
AGA Perf Employees 2020-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)										769,202														766,650	766,650	766,650
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																								286,306	249,826	70,540
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																								0	0	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																							480,344	480,344	516,824	696,110
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																							480,344	480,344	516,824	696,110
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																							€ 0	€ 0	€ 0	€ 0
AGA Perf Management 2020-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)										710,000														710,000	710,000	710,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																								60,000	30,000	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																								0	0	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																							650,000	650,000	680,000	710,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																							650,000	650,000	680,000	710,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																							€ 0	€ 0	€ 0	€ 0
AGA Bonus 2021-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)									125,748															125,748	125,748
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																								0	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)				125,748																				125,748	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																							0	0	125,748	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																							0	0	125,748
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																							€ 0	€ 0	€ 0
AGA Perf Employees 2021-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)								1,066,600																1,066,600	1,066,600
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																								95,600	17,500
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																								0	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																							971,000	971,000	1,049,100	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																							971,000	971,000	1,049,100
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																							€ 0	€ 0	€ 0
AGA Perf Management 2021-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)								610,000																610,000	610,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																								90,000	30,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																								0	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																							520,000	520,000	580,000	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																							520,000	520,000	580,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																							€ 0	€ 0	€ 0
AGA "Plan Epargne Entreprise" 2022
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)							138,960																	138,960
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																								0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																								138,960
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																							0	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																							0	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																							€ 0	€ 0
AGA Bonus 2022-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)			128,061																					128,061
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																								0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																								0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																							128,061	128,061	0	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																							128,061	128,061
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																							€ 0	€ 0
AGA Perf Employees 2022-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)		1,371,500																						1,371,500
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																								0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																							1,371,500	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																							1,371,500	1,371,500	0	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																							1,371,500	1,371,500
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																							€ 0	€ 0
AGA Perf Management 2022-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)		550,000																						550,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																								0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																							550,000	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																							550,000	550,000	0	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																							550,000	550,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																							€ 0	€ 0
Stock Options 2020-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																								102,000	102,000	102,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																								102,000	102,000	72,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																								0	0	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																							0	0	0	30,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																							0	0	0	30,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																							€ 0	€ 0	€ 0	€ 0
BSA 2011-2
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																								225,000	225,000	225,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																								25,000	25,000	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																								200,000	200,000	183,060
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																							0	0	0	41,940
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																							0	0	0	41,940
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																							€ 1.77	€ 1.77	€ 1.77	€ 1.77
BSA 2013
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																						237,500		237,500	237,500	237,500
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																								0	0	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																								191,140	191,140	191,140
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																							46,360	46,360	46,360	46,360
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																							46,360	46,360	46,360	46,360
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																							€ 2.36	€ 2.36	€ 2.36	€ 2.36
BSA 2014
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																					150,000			150,000	150,000	150,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																								0	0	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																								75,000	75,000	75,000
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																							75,000	75,000	75,000	75,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																							75,000	75,000	75,000	75,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																							€ 8.65	€ 8.65	€ 8.65	€ 8.65
BSA 2015-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																				70,000				70,000	70,000	70,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																								0	0	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																								0	0	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																							70,000	70,000	70,000	70,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																							70,000	70,000	70,000	70,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																							€ 9.59	€ 9.59	€ 9.59	€ 9.59
BSA 2015-2
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																			14,200					14,200	14,200	14,200
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																								0	0	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																								0	0	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																							14,200	14,200	14,200	14,200
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																							14,200	14,200	14,200	14,200
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																							€ 14.05	€ 14.05	€ 14.05	€ 14.05
BSA 2017
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																37,000								37,000	37,000	37,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																								0	0	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																								0	0	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																							37,000	37,000	37,000	37,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																							37,000	37,000	37,000	37,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																							€ 11.00	€ 11.00	€ 11.00	€ 11.00
BSA 2022-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	40,000																							40,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																								31,740
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																								0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																							8,260	8,260	0	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																							8,260	8,260	0	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																							€ 2.31	€ 2.31